Segment Information	12 Months Ended
Dec. 28, 2014
Segment Information
Segment Information

15. Segment Information

        The Company is a value-oriented retailer serving a diverse demographic of household and business customers through two complementary store banners. The "Smart & Final" business focuses on both household and business customers, and the "Cash & Carry" business focuses primarily on restaurants, caterers and a wide range of other foodservice businesses. The Company's chief operating decision maker ("CODM") regularly reviews the operating performance of each of the store banners including measures of performance based on income (loss) from operations. The Company considers each of the store banners to be an operating segment and has further concluded that presenting disaggregated information of these two operating segments provides meaningful information as certain economic characteristics are dissimilar as well as the characteristics of the customer base served.

        The "Corporate/Other" category is comprised primarily of corporate overhead support expenses and administrative expenses incidental to the activities of the reportable segments, interest expense and other costs associated with the Company's debt obligations, equity earnings in its joint venture, and income taxes.

        For the year ended December 28, 2014, the operating information and total assets for the reportable segments are shown as follows (in thousands):

	Smart & Final	Cash & Carry	Corporate/ Other	Consolidated
Net sales	$2,668,933	$865,311	$—	$3,534,244
Cost of sales, distribution and store occupancy	2,252,698	746,102	8,155	3,006,955
Operating and administrative expenses	319,864	57,963	60,701	438,528

Income (loss) from operations	$96,371	$61,246	$(68,856)	$88,761

As of December 28, 2014
Total assets	$1,581,414	$262,660	$(114,782)	$1,729,292

Intercompany receivable (payable)	$256,743	$(69,539)	$(187,204)	$—

Investment in joint venture	$—	$—	$11,924	$11,924

Goodwill	$406,662	$204,580	$—	$611,242

Fiscal year ended December 28, 2014
Total capital expenditures	$106,528	$5,229	$5,642	$117,399

Depreciation and amortization	$50,405	$3,659	$10,130	$64,194

        For the year ended December 29, 2013, the operating information and total assets for the reportable segments are shown as follows (in thousands):

	Smart & Final	Cash & Carry	Corporate/ Other	Consolidated
Net sales	$2,425,346	$784,947	$—	$3,210,293
Cost of sales, distribution and store occupancy	2,050,197	678,760	7,400	2,736,357
Operating and administrative expenses	284,025	53,240	49,868	387,133

Income (loss) from operations	$91,124	$52,947	$(57,268)	$86,803

As of December 29, 2013
Total assets	$1,636,952	$220,420	$(257,831)	$1,599,541

Intercompany receivable (payable)	$432,105	$(108,010)	$(324,095)	$—

Investment in joint venture	$—	$—	$10,948	$10,948

Goodwill	$406,662	$204,580	$—	$611,242

Fiscal year ended December 29, 2013
Total capital expenditures	$48,053	$2,198	$4,842	$55,093

Depreciation and amortization	$47,987	$3,713	$9,059	$60,759

        For the Successor period November 15, 2012 through December 30, 2012, the operating information for the reportable segments are shown as follows (in thousands):

	Smart & Final	Cash & Carry	Corporate/ Other	Consolidated
Net sales	$291,126	$87,424	$—	$378,550
Cost of sales, distribution and store occupancy	255,034	77,841	912	333,787
Operating and administrative expenses	33,391	6,418	11,913	51,722

Income (loss) from operations	$2,701	$3,165	$(12,825)	$(6,959)

Successor period November 15, 2012 through December 30, 2012
Total capital expenditures	$2,784	$336	$306	$3,426

Depreciation and amortization	$12,667	$2,148	$1,138	$15,953

        For the Predecessor period January 2, 2012 through November 14, 2012, the operating information for the reportable segments are shown as follows (in thousands):

	Smart & Final	Cash & Carry	Corporate/ Other	Consolidated
Net sales	$2,011,617	$652,545	$—	$2,664,162
Cost of sales, distribution and store occupancy	1,692,963	567,142	5,049	2,265,154
Operating and administrative expenses	235,546	43,672	85,281	364,499

Income (loss) from operations	$83,108	$41,731	$(90,330)	$34,509

Predecessor period January 2, 2012 through November 14, 2012
Total capital expenditures	$42,009	$869	$3,901	$46,779

Depreciation and amortization	$31,398	$2,892	$9,755	$44,045